Annual Total Returns[BarChart] - ProShares Ultra Technology - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	19.77%	(7.13%)	20.15%	55.88%	38.86%	2.88%	24.38%	81.21%	(10.03%)	102.19%